Financial risk management and fair value measurement (Details)	May 31, 2026 item
Series A and Series B Convertible Preferred Stock | Volatility
Financial risk management and fair value measurement
Percentage of fair value of derivative liability on volatility rate	70.00%
Nautical Ventures Group Inc. | Derivative (option) portion
Financial risk management and fair value measurement
Number of convertible notes issued or issuable	3
Nautical Ventures Group Inc. | Subsequent Convertible Note | Derivative (option) portion | Probability of issuance
Financial risk management and fair value measurement
Level 3 valuation inputs (in %)	50
Derivatives | Minimum | Volatility
Financial risk management and fair value measurement
Percentage of fair value of derivative liability to determine remaining contractual life	75.00%
Derivatives | Maximum | Volatility
Financial risk management and fair value measurement
Percentage of fair value of derivative liability to determine remaining contractual life	125.00%
Derivatives | Series A and Series B Convertible Preferred Stock | Volatility
Financial risk management and fair value measurement
Percentage of fair value of derivative liability on volatility rate	75.00%